A C I Shares [Member] Expense Example - A C I Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 272
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	1,993
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,283
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	$ 2,011